Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies
Schedule of the activity related to the repurchase reserve for previously sold loans

	June 30,	December 31,
	2022	2021
Beginning balance	$4,744	$7,054
Provision for repurchases (1)	2,433	111
Settlements	(1,178)	(2,421)
Total repurchase reserve	$5,999	$4,744
(1)	The provision for repurchases is included in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss.

	December 31,	December 31,
	2021	2020
Beginning balance	$7,054	$8,969
Provision for repurchases(1)	111	5,227
Settlements	(2,421)	(7,142)
Total repurchase reserve	$4,744	$7,054

Schedule of corporate-owned life insurance trusts

	At June 30, 2022
Corporate-owned life insurance trusts:	Trust #1	Trust #2	Trust #3	Total
Corporate-owned life insurance cash surrender value	$5,345	$4,148	$2,188	$11,681
Corporate-owned life insurance liability	6,123	4,800	2,338	13,261
Corporate-owned life insurance shortfall (1)	$(778)	$(652)	$(150)	$(1,580)
(1)

The initial $1.3 million of shortfall was recorded as a change in retained deficit at the time of the consolidation of the trusts in 2020.  The additional shortfall was recognized in the accompanying consolidated statements of operations and comprehensive loss.

	At December 31, 2021
Corporate-owned life insurance trusts:	Trust #1	Trust #2	Trust #3	Total
Corporate-owned life insurance cash surrender value	$4,972	$3,821	$1,995	$10,788
Corporate-owned life insurance liability	6,015	4,715	2,297	13,027
Corporate-owned life insurance shortfall(1)	$(1,043)	$(894)	$(302)	$(2,239)